Annual Total Returns - FidelityAssetManagerFunds-AMCIZComboPRO - FidelityAssetManagerFunds-AMCIZComboPRO - Fidelity Asset Manager 20%	Nov. 29, 2023
Bar Chart Table:
Annual Return, Inception Date	Oct. 02, 2018
Fidelity Advisor Asset Manager 20% - Class A
Bar Chart Table:
Annual Return 2013	4.92%
Annual Return 2014	3.71%
Annual Return 2015	(0.60%)
Annual Return 2016	4.38%
Annual Return 2017	6.66%
Annual Return 2018	(1.96%)
Annual Return 2019	10.32%
Annual Return 2020	8.29%
Annual Return 2021	3.72%
Annual Return 2022	(10.51%)